Nature of Operations and Reorganization (Tables)	12 Months Ended
Dec. 31, 2021
Nature of Operations and Reorganization
Schedule of ownership structure of the major subsidiaries and VIE

		Percentage of
		Direct or Indirect
	Place and year of	Economic
Major subsidiaries	Incorporation	Ownership	Principal activities
36Kr Holding Limited (“36Kr BVI” or “BVI Subsidiary”)	British Virgin Islands, established in 2018	100%	Investment holding
36Kr Holdings (HK) Limited (“36Kr HK” or “HK Subsidiary”)	Hong Kong, established in 2018	100%	Investment holding
Tianjin Duoke Investment Co., Ltd. (“Tianjin Duoke”)	The PRC, established in 2019	100%	Investment holding
Tianjin Dake Information Technology Co., Ltd. (“Tianjin Dake”)	The PRC, established in 2019	100%	Management consulting
Beijing Dake	The PRC, established in 2019	100%	Management consulting

		Percentage of
	Place and year of	Economic
VIE	Incorporation	Ownership	Principal activities
Beijing Duoke	The PRC, established in 2016	100%	36Kr Business

		Percentage of
	Place and year of	Economic
VIE Major subsidiaries	Incorporation	Ownership	Principal activities
Beijing Dianqier Creative Interactive Media Culture Co., Ltd. (“Dianqier”)	The PRC, established in 2017	100%	Enterprise value‑added services
Zhejiang Pinxin Technology Co., Ltd.	The PRC, established in 2019	100%	Investment holding

Schedule of financial information of the Group's VIE and the VIE's subsidiaries included in the accompanying consolidated financial statements

1. Nature of Operations and Reorganization (Continued)

(e) Contractual agreements with the VIE (Continued)

Risks in relation to the VIE structure (Continued)

The following financial information of the Group’s VIE and the VIE’s subsidiaries as of December 31, 2020 and 2021 and for the years ended December 31, 2019, 2020 and 2021 is included in the accompanying consolidated financial statements of the Group as follows:

	December 31,	December 31,
	2020	2021
	RMB’000	RMB’000
Current assets:
Cash and cash equivalents	11,494	42,047
Short‑term investments	122,277	99,017
Accounts receivable, net	304,845	179,986
Amounts due from the Company and its subsidiaries	16,106	16,137
Receivables due from related parties of the Group	89	3,620
Prepayments and other current assets	14,566	42,312
Non‑current assets:
Property and equipment, net	3,937	3,157
Intangible assets, net	471	808
Long-term investments, net	—	30,976
Operating lease right-of-use assets, net	27,365	13,818
Total assets	501,150	431,878
Current liabilities:
Accounts payable	64,641	56,069
Salary and welfare payables	32,749	37,631
Taxes payable	17,207	11,311
Deferred revenue	18,849	28,863
Amounts due to the Company and its subsidiaries	199,392	143,331
Amounts due to related parties of the Group	548	1,328
Accrued liabilities and other payables	8,219	12,621
Short-term bank loan	—	5,000
Operating lease liabilities	15,132	16,302
Non-current liabilities:
Operating lease liabilities	12,426	586
Total liabilities	369,163	313,042

1. Nature of Operations and Reorganization (Continued)

(e) Contractual agreements with the VIE (Continued)

Risks in relation to the VIE structure (Continued)

	For the year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Inter-company revenues	—	—	25
Third-party revenues	655,241	386,861	316,632
Cost of revenues	(392,569)	(282,772)	(147,654)
Gross profit	262,672	104,089	169,003
Operating expenses	(259,867)	(284,163)	(190,249)
Income/(Loss) from operations	2,805	(180,074)	(21,246)
Share of loss from equity method investments	—	—	26
Short-term investments income	3,237	1,416	1,768
Others, net	8,572	12,021	5,602
Income/(Loss) before income tax	14,614	(166,637)	(13,850)
Income tax expenses	(19,672)	(3,814)	(111)
Net loss	(5,058)	(170,451)	(13,961)

	For the year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Net cash (used in)/provided by operating activities	(133,255)	57,273	266,927
Purchase of short-term investments	(451,450)	(504,571)	(571,110)
Proceeds from maturities of short-term investments	557,189	423,937	594,927
Investment in long-term investments	—	—	(30,950)
Loan paid to inter-company entities	—	(150)	(5,000)
Loan collected from inter-company entities	—	—	5,000
Cash received from customer in relation to advertisement agent services	—	—	26,295
Cash paid on behalf of the customer in relation to advertisement agent services	—	—	(179,036)
Others	(7,434)	(2,777)	(4,180)
Net cash (used in)/provided by investing activities	98,305	(83,561)	(164,054)
Proceeds from initial public offering, net of issuance costs	(6,094)	(6,000)	—
Share repurchase	(2,333)	—	—
Capital injection from noncontrolling interest shareholders	6,895	520	750
Proceeds from loans provided by inter-company entities	87,170	35,910	25,010
Repayments of loans provided by inter-company entities	—	(5,000)	(103,080)
Cash paid in connection with the reorganization	(87,170)	—	—
Others	(82)	(19)	5,000
Net cash provided by/(used in) financing activities	(1,614)	25,411	(72,320)
Effect of exchange rate changes on cash, cash equivalents, and restricted cash held in foreign currencies	(33)	—	—
Increase/(Decrease) in cash, cash equivalents and restricted cash	(36,597)	(877)	30,553
Cash, cash equivalents and restricted cash at beginning of year	48,968	12,371	11,494
Cash, cash equivalents and restricted cash at end of year	12,371	11,494	42,047